SCHEDULE OF MATERIAL RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Huiyan Xie [Member]
Related Party Transaction [Line Items]
Related Parties		$ 107,000
Qianlimu (Shiyan) Technology Co., LTD [Member]
Related Party Transaction [Line Items]
Related Parties		$ 39,454